Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Details) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Expenses by nature [abstract]
Personnel expenses		$ 2,791,671	$ 2,268,607
Depreciation and amortization		773,526	628,175
Cash-in-transit services, surveillance and maintenance		492,480	401,465
Energy, fuel, and lubricants		387,400	300,823
Shared-based payments (1)	[1]	396,054	302,438
Advertising		122,773	107,537
Other taxes and rights		123,499	97,281
Professional services (2)	[2]	209,471	72,307
Other		338,135	285,541
Total sales and administrative expenses		$ 5,635,009	$ 4,464,174

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
[2]	An amount of Ps. 93,075 in IPO services was incurred in the nine-month period ended on September 30, 2024, out of which Ps. 69,806 was recognized as an expense and Ps. 23,269 was capitalized as part of the net proceeds of the new shares.